Intangible assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	$ 13,205	$ 13,258
Ending balance	13,352	13,205
COST
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	20,850	20,001
Additions	1,397	1,504
Acquired through business combinations	6	67
Transfers	660	506
Retirements and disposals	(69)	(46)
Impairment losses recognized in earnings	(87)	(192)
Amortization	(992)	(990)
Ending balance	21,765	20,850
ACCUMULATED AMORTIZATION
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(7,645)	(6,743)
Retirements and disposals	65	(43)
Amortization	902	(869)
Other	(69)	76
Ending balance	(8,413)	(7,645)
BRANDS
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	2,409	2,443
Ending balance	2,409	2,409
BRANDS | COST
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	2,409	2,443
Additions	0	0
Acquired through business combinations	0	1
Transfers	0	(4)
Retirements and disposals	0	0
Impairment losses recognized in earnings	0	(31)
Amortization	0	0
Ending balance	2,409	2,409
BRANDS | ACCUMULATED AMORTIZATION
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	0	0
Retirements and disposals	0	0
Amortization	0	0
Other	0	0
Ending balance	0	0
SPECTRUM AND OTHER LICENCES
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	3,587	3,534
Ending balance	3,586	3,587
SPECTRUM AND OTHER LICENCES | COST
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	3,587	3,534
Additions	0	56
Acquired through business combinations	0	0
Transfers	0	0
Retirements and disposals	0	(1)
Impairment losses recognized in earnings	(1)	(2)
Amortization	0	0
Ending balance	3,586	3,587
SPECTRUM AND OTHER LICENCES | ACCUMULATED AMORTIZATION
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	0	0
Retirements and disposals	0	0
Amortization	0	0
Other	0	0
Ending balance	0	0
BROADCAST LICENCES
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	2,111	2,251
Ending balance	2,026	2,111
BROADCAST LICENCES | COST
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	2,111	2,251
Additions	0	0
Acquired through business combinations	0	5
Transfers	0	0
Retirements and disposals	0	0
Impairment losses recognized in earnings	(85)	(145)
Amortization	0	0
Ending balance	2,026	2,111
BROADCAST LICENCES | ACCUMULATED AMORTIZATION
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	0	0
Retirements and disposals	0	0
Amortization	0	0
Other	0	0
Ending balance	0	0
TOTAL
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	8,107	8,228
Ending balance	8,021	8,107
TOTAL | COST
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	8,107	8,228
Additions	0	56
Acquired through business combinations	0	6
Transfers	0	(4)
Retirements and disposals	0	(1)
Impairment losses recognized in earnings	(86)	(178)
Amortization	0	0
Ending balance	8,021	8,107
TOTAL | ACCUMULATED AMORTIZATION
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	0	0
Retirements and disposals	0	0
Amortization	0	0
Other	0	0
Ending balance	0	0
SOFTWARE
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	2,805	2,713
Ending balance	3,177	2,805
SOFTWARE | COST
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	9,525	8,689
Additions	389	362
Acquired through business combinations	0	9
Transfers	660	506
Retirements and disposals	(52)	(41)
Impairment losses recognized in earnings	0	0
Amortization	0	0
Ending balance	10,522	9,525
SOFTWARE | ACCUMULATED AMORTIZATION
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(6,720)	(5,976)
Retirements and disposals	51	(39)
Amortization	745	(707)
Other	(69)	76
Ending balance	(7,345)	(6,720)
CUSTOMER RELATION- SHIPS
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	1,287	1,338
Ending balance	1,178	1,287
CUSTOMER RELATION- SHIPS | COST
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	2,014	1,950
Additions	0	13
Acquired through business combinations	6	51
Transfers	0	0
Retirements and disposals	(3)	0
Impairment losses recognized in earnings	0	0
Amortization	0	0
Ending balance	2,017	2,014
CUSTOMER RELATION- SHIPS | ACCUMULATED AMORTIZATION
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(727)	(612)
Retirements and disposals	0	0
Amortization	112	(115)
Other	0	0
Ending balance	(839)	(727)
PROGRAM AND FEATURE FILM RIGHTS
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	704	741
Ending balance	716	704
PROGRAM AND FEATURE FILM RIGHTS | COST
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	704	741
Additions	1,004	967
Acquired through business combinations	0	0
Transfers	0	0
Retirements and disposals	0	0
Impairment losses recognized in earnings	0	(14)
Amortization	(992)	(990)
Ending balance	716	704
PROGRAM AND FEATURE FILM RIGHTS | ACCUMULATED AMORTIZATION
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	0	0
Retirements and disposals	0	0
Amortization	0	0
Other	0	0
Ending balance	0	0
OTHER
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	302	238
Ending balance	260	302
OTHER | COST
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	500	393
Additions	4	106
Acquired through business combinations	0	1
Transfers	0	4
Retirements and disposals	(14)	(4)
Impairment losses recognized in earnings	(1)	0
Amortization	0	0
Ending balance	489	500
OTHER | ACCUMULATED AMORTIZATION
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(198)	(155)
Retirements and disposals	14	(4)
Amortization	45	(47)
Other	0	0
Ending balance	(229)	(198)
TOTAL
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	5,098	5,030
Ending balance	5,331	5,098
TOTAL | COST
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	12,743	11,773
Additions	1,397	1,448
Acquired through business combinations	6	61
Transfers	660	510
Retirements and disposals	(69)	(45)
Impairment losses recognized in earnings	(1)	(14)
Amortization	(992)	(990)
Ending balance	13,744	12,743
TOTAL | ACCUMULATED AMORTIZATION
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(7,645)	(6,743)
Retirements and disposals	65	(43)
Amortization	902	(869)
Other	(69)	76
Ending balance	$ (8,413)	$ (7,645)